TAXES ON INCOME (Schedule of Deferred Tax Assets and Liabilities) (Details) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Deferred Tax Assets
Lease provision	$ 1,749	$ 1,722
Swap instrument	682	854
Mortgage loan	245	243
Deferred tax assets	2,676	2,819
Deferred Tax Liabilities
Land	(5,770)	(5,620)
Building	(11,834)	(11,640)
Other assets, net	(334)	(264)
Deferred tax liabilities	(17,938)	(17,524)
Deferred tax liabilities, net	$ (15,262)	$ (14,705)